Total Capital and Net Income Per Common Unit - Summary of Incentive Distribution Rights (Details)	12 Months Ended
Dec. 31, 2019 $ / shares
Unitholders
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Minimum quarterly distribution of $0.35	99.24%
Up to $0.4025	99.24%
Above $0.4025 up to $0.4375	86.24%
Above $0.4375 up to $0.525	76.24%
Above $0.525	51.24%
General Partner
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Minimum quarterly distribution of $0.35	0.76%
Up to $0.4025	0.76%
Above $0.4025 up to $0.4375	13.76%
Above $0.4375 up to $0.525	23.76%
Above $0.525	48.76%
Minimum quarterly distribution of $0.35 | Minimum
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Quarterly distribution target amount (USD per unit)	$ 0.35
Up to $0.4025 | Maximum
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Quarterly distribution target amount (USD per unit)	0.4025
Above $0.4025 up to $0.4375 | Minimum
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Quarterly distribution target amount (USD per unit)	0.4025
Above $0.4025 up to $0.4375 | Maximum
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Quarterly distribution target amount (USD per unit)	0.4375
Above $0.4375 up to $0.525 | Minimum
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Quarterly distribution target amount (USD per unit)	0.4375
Above $0.4375 up to $0.525 | Maximum
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Quarterly distribution target amount (USD per unit)	0.5250
Above $0.525 | Minimum
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Quarterly distribution target amount (USD per unit)	$ 0.525